INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Medicine	4,103	2,196	319
Medical equipment	104	90	13
Low-value consumables	2,077	1,580	230
	6,284	3,866	562

Less: inventory provision	-	(510)	(74)

	6,284	3,356	488